DEAR SHAREHOLDER:

A year after Federal Reserve Chairman Alan Greenspan voiced concerns about "irrational exuberance" in the U.S. stock market, the country's financial picture remains bright. The economy is still generating good news, and economic growth is still strong. Moreover, higher inflation has not yet materialized, despite healthy economic growth.

U.S. financial markets were robust during 1997, as demonstrated by the Dow Jones Industrial Average, which rebounded from occasional setbacks last year to post 20%-plus gains. U.S. corporate and Treasury bonds benefited from low inflation and the "flight to quality" sparked by turmoil in world stock markets at the end of October. The flight, a switch out of stocks into long-term bonds, took place when investors, fearing that the bottom would fall out of the U.S. stock market, began to favor bonds as a "safe haven."

In the municipal market, short-term interest rates tended to vary over the course of the year. Interest rates on municipals declined when they generally tend to do so--for example, when capital flowed into the municipal market at the beginning of each month, and at times when low supply/high demand conditions prevailed. But rates began rising in September due to factors such as account liquidations, high dealer inventory, and a lull in demand. The interest rate uptrend continued into October, after the U.S. stock market experienced a steep decline. At that time, investors sold municipals and used the proceeds to buy stocks at "bargain basement" prices.

One benefit of investors' pullout from municipal securities in October 1997 was that it created a boost in supply following the scarcity of municipals in 1996. Yet another benefit for short-term municipal bonds last year was that the proposed legislation to eliminate the 2% corporate tax exemption did not pass Congress. This legislation would have resulted in much higher short-term municipal rates and sharply lower municipal prices. That's because corporations that invest primarily in municipals would not have received tax credits, and would likely have curtailed further investments in these securities.

For the period ended December 31, 1997, the Trust had a compounded annualized yield of 3.11%. Without compounding, the corresponding yield was 3.06%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield for six months of 4.86% with compounding, and 4.78% without. The seven-day annualized yields, with and without compounding, as of December 31, 1997 were 3.35% and 3.29%, respectively.(1)

Looking ahead to 1998, the main factor likely to influence U.S. markets will likely be global--the financial and economic crisis in Asia--rather than domestic. Our view is that Asia's problems may have a negative impact on economic growth and corporate earnings--not just in the United States, but abroad as well. The Asian situation could also lead to lower U.S. inflation, as imports increase and exports face more resistance overseas. Due to Asia's problems and their


1. Compounded yields assume reinvestment of dividends. Past performance does not guarantee future results.

potential effects on the U.S. economy, we expect the Federal Reserve Board to refrain from raising interest rates. In fact, if prices remain low or begin to decline, we may even see an interest rate cut. Therefore, against a backdrop of steady to declining long-term interest rates and low inflation, we believe investors will continue viewing U.S. fixed income markets as a secure place to invest.

The Trust's focus will remain on high quality investments. Quality is important so that Centennial Tax Exempt Trust can continue to provide liquidity. For example, the Trust includes a substantial amount of Texas and Michigan notes, due to their superior liquidity compared with other municipal investments of the same maturity. Texas and Michigan notes offer better liquidity than other states' short-term municipal debt due to their out-of-cycle maturity dates:
While most notes mature at the end of June, Texas and Michigan notes mature at the end of August and September, respectively. Texas and Michigan notes are also in relatively short supply, with about $1 billion issued for each state (compared with $3 billion for states such as New York). The notes' maturity schedule and their relative scarcity in the municipal market allow them to command a higher price.

Quality is critical not only to liquidity, but to the Trust's safety of principal as well. Approximately two-thirds of the Trust's securities are enhanced by municipal bond insurance or bank letters of credit. However, it is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Centennial Tax Exempt Trust. We look forward to helping you meet your financial goals in the future.

Sincerely,

/s/ JAMES C. SWAIN
James C. Swain
Chairman
Centennial Tax Exempt Trust

/s/ BRIDGET A. MACASKILL
Bridget A. Macaskill
President
Centennial Tax Exempt Trust

January 23, 1998

STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)
Centennial Tax Exempt Trust

                                                                                         Face             Value
                                                                                        Amount          See Note 1
                                                                                     -----------       -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS-105.7%
ARIZONA-2.5%
AZ HFAU RB, Blood Systems, Inc., 4%(1) .......................................       $ 7,725,000       $ 7,725,000
Maricopa Cnty., AZ IDAU SWD RB, Rainbow Valley Landfill Project,
    Series A, 4%, 12/1/98(2) .................................................         4,000,000         4,000,000
Phoenix, AZ IDAU MH RRB:
    Lynwood Apts. Project, 4%(1) .............................................         6,475,000         6,475,000
    Paradise Lakes Apts. Project, 1995 Series, 3.90%(1) ......................        22,500,000        22,500,000
Tucson, AZ IDAU RB, Geronimo Building Renovation Project, 4%, 12/15/98(2) ....         1,005,000         1,005,000
                                                                                                       -----------
                                                                                                        41,705,000
                                                                                                       -----------
ARKANSAS-0.0%
Subiaco, AR IDV RB, Cloves Gear & Products, Inc., 4.46%(1) ...................           265,000           265,000
                                                                                                       -----------

CALIFORNIA-13.0%
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A, 3.75%(1) .................         1,000,000         1,000,000
CA HEAU RRB, Series D-1, 3.80%, 8/1/98 .......................................         3,900,000         3,900,000
CA HEAU Student Loan RB:
    3.95%, 5/1/98(2) .........................................................        34,400,000        34,400,000
    Series C, 3.75%(1) .......................................................         4,000,000         4,000,000
CA HEAU Student Loan RRB:
    Series 1987A, 3.95%, 5/1/98(2) ...........................................        27,175,000        27,175,000
    Series 1992A-2, 3.95%, 5/1/98(2) .........................................        14,000,000        14,000,000
CA HFFAU RB:
    Pooled Loan Program, Series B, FGIC Insured, 3.50%(1) ....................           500,000           500,000
    Scripps Memorial Hospital, Series A, MBIA Insured, 3.65%(1) ..............           320,000           320,000
CA HFFAU RRB, Catholic West Project, Series C, MBIA Insured, 3.90%(1) ........         4,000,000         3,999,999
CA M-S-R PPA RB, San Juan Project, Sub. Lien, Series E, MBIA Insured, 3.60%(1)         2,000,000         2,000,000
CA Municipal RB, Series SG89, MBIA Insured, 4%(1) ............................         7,425,000         7,425,000
CA SCDAU MH RB, 3.90%(1) .....................................................         3,700,000         3,700,102
CA School Cash Reserve Program Authority Nts., Series A, AMBAC Insured,
    4.75%, 7/2/98 ............................................................        61,000,000        61,263,396
CA Statewide CDC RB, Fibrebond, Inc., 3.85%(1) ...............................         2,000,000         1,999,979
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 3.85%(1) ............         1,100,000         1,100,000
Irvine, CA Public Facilities & Infrastructure Authority Lease RB,
    Capital Improvement Projects, 3.65%(1) ...................................         2,570,000         2,569,975
Los Angeles, CA Airport RB, Series SG61, 4%(1) ...............................         1,055,000         1,055,000
Modesto, CA Irrigation District FAU RB, Series SG66, 4%(1) ...................           500,000           500,000
Northern CA PPA RRB, Geothermal Project 3-A, 3.35%(1) ........................         2,000,000         2,000,025
Oakland, CA Tax & RAN, 4.50%, 6/30/98 ........................................         9,250,000         9,280,219

Centennial Tax Exempt Trust


                                                                                            Face              Value
                                                                                           Amount           See Note 1
                                                                                        ------------       ------------
CALIFORNIA-(CONTINUED)
Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.40%(1) .........................       $  4,100,000       $  4,100,000
Pittsburg, CA Mortgage Obligation Guaranteed RB, Series A, 3.95%(1) .............          3,970,000          3,970,031
Riverside Cnty., CA HAU MH RB, McKinley Project, 3.75%(1) .......................          4,800,000          4,799,988
Sacramento Cnty., CA MH RRB, Issue A, 3.45%(1) ..................................          3,400,000          3,400,026
San Bernardino Cnty., CA Tax & RAN, Series A, 4.50%, 6/30/98 ....................         17,500,000         17,554,000
San Francisco, CA City & Cnty. Redevelopment FAU RRB,
    Yerba Buena Garden, 3.90%(1) ................................................            625,000            625,000
Southern CA PAU RRB, Palo Verde Project, Series B, AMBAC Insured, 3.35%(1) ......          2,400,000          2,400,000
                                                                                                           ------------
                                                                                                            219,037,740
                                                                                                           ------------
COLORADO-2.6%
Arapahoe Cnty., CO MH RRB, Hunters Run Rental Housing, 4.15%(1) .................         25,600,000         25,600,000
Aurora, CO IDV RRB, La Quinta Motor Inns, Inc., 4.05%(1) ........................          2,400,000          2,400,000
CO Housing FAU RRB, Loretto MH, Series F, 3.85%(1) ..............................          9,200,000          9,200,000
Superior Metropolitan District No. 3, CO GOB, 4%(1) .............................          5,000,000          5,000,000
Wheat Ridge, CO IDV RRB, La Quinta Motor Inns, Inc., 4.05%(1) ...................          1,650,000          1,650,000
                                                                                                           ------------
                                                                                                             43,850,000
                                                                                                           ------------
DELAWARE-0.4%
DE EDAU RB, Hospital Billing Project, Series A, BIG Insured, 3.65%(1) ...........          6,100,000          6,100,000
                                                                                                           ------------

FLORIDA-5.9%
Dade Cnty., FL WSS RB, FGIC Insured, 3.70%, 7/1/98(2) ...........................          9,500,000          9,500,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project, Series A, 4%(1)          1,250,000          1,250,000
FL BOE Capital Outlay Public Education Refunding Bonds, Series A, 3.90%(1) ......         13,230,000         13,230,000
FL HFA MH RRB, Monterey Lake Project, 3.70%(1) ..................................         19,965,000         19,965,000
FL Turnpike Authority RB, Series A, FGIC Insured, 3.70%, 7/1/98(2) ..............         14,200,000         14,200,000
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
    MBIA Insured, 3.60%(1) ......................................................         17,000,000         17,000,000
Hillsborough Cnty., FL IDAU PC RB, Tampa Electric Co. Project, 4.27%(1) .........         17,000,000         17,000,000
Jacksonville FL IDV RRB, Airport Hotel Project, 4.10%(1) ........................          3,000,000          3,000,000
Orange Cnty., FL Housing FAU MH RRB, Monterey Project, Series B, 4.10%(1) .......          4,815,000          4,815,000
                                                                                                           ------------
                                                                                                             99,960,000
                                                                                                           ------------
GEORGIA- 4.2%
Burke Cnty., GA DAU PC RRB, Oglethorpe Power Corp. Vogtle, Series B,
    AMBAC Insured, 3.80%, 5/28/98 ...............................................         16,000,000         16,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 3.85%(1)(3) ....................          9,400,000          9,400,000

Centennial Tax Exempt Trust


                                                                                               Face              Value
                                                                                              Amount           See Note 1
                                                                                           ------------       ------------
GEORGIA (CONTINUED)
Fulton Cnty., GA DAU RB:
    Georgia Tech Athletic Assn., Inc., 4.20%(1) ....................................       $  3,000,000       $  3,000,000
    Lovett School Project, 4.20%(1) ................................................          3,000,000          3,000,000
    Robert W. Woodruff Arts Project, 4.20%(1) ......................................          2,000,000          2,000,000
Fulton Cnty., GA Residential Care Facilities RB, Canterbury Court Project,
   Series A, 4.20%(1) ..............................................................          2,255,000          2,255,000
GA GOB, Series 1995B, 4.10%(1) .....................................................         11,400,000         11,400,000
Roswell, GA HAU MH RRB, Oxford Project, 4%(1) ......................................         23,610,000         23,610,000
                                                                                                              ------------
                                                                                                                70,665,000
                                                                                                              ------------
IDAHO-0.1%
Custer Cnty., ID IDV SWD RB, Hecla Mining Co. Project, 4.20%(1) ....................          1,000,000          1,000,000
                                                                                                              ------------

ILLINOIS-7.6%
Centralia City, IL IDV RB, Consolidated Foods Corp./Hollywood Brands, Inc., 4%(1) ..          5,500,000          5,500,000
Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 4.20%(1) .................          2,700,000          2,700,000
IL Development FAU PC RRB, Consolidated Edison Co. Project, Series B,
    AMBAC Insured, 4.05%(1) ........................................................         30,700,000         30,700,000
IL Development FAU RB, Residential Brookdale Project, 4.05%(1) .....................         14,800,000         14,800,000
IL Educational FA RB, National-Louis University, 4.05%(1) ..........................          6,200,000          6,200,000
IL HFAU RB:
    Childrens Memorial Hospital, Series A, 3.75%, 2/12/98 ..........................         15,000,000         15,000,000
    Lake Forest Hospital Project, 4.25%(1) .........................................         11,375,000         11,375,000
IL IDAU RRB, SuperValu, Inc. Project, 4.10%(1) .....................................          5,000,000          5,000,000
IL Student Assistance Commission Student Loan RB, Series A, 3.75%(1) ...............         13,200,000         13,200,000
Lakemoor Village, IL MH Mtg. RB, Lakemoor Apts. Project:
    4.70%, 3/16/98(2) ..............................................................         15,000,000         15,000,000
    Series A, 4.20%, 9/1/98(2) .....................................................          4,662,536          4,662,536
West Chicago, IL IDV RRB, Liquid Container Project, 4.10%(1) .......................          3,810,000          3,810,000
                                                                                                              ------------
                                                                                                               127,947,536
                                                                                                              ------------
INDIANA-2.3%
Crawfordsville, IN ED RRB, Pedcor Investments-Shady Knoll Apts. Project, 4.05%(1) ..          3,395,000          3,395,000
Gary, IN Industrial Environmental Improvement RB, U.S. Steel Corp. Project, 4.05%(1)          1,000,000          1,000,000
Greenfield, IN Industrial ED RRB, 4%(1) ............................................          1,145,000          1,145,000
Greenwood, IN Industrial ED RRB, 4%(1) .............................................          1,155,000          1,155,000
Hobart, IN ED RRB, MMM Invest, Inc. Project, 4%(1) .................................          1,785,000          1,785,000
IN Development FAU RB, Brebeuf Prep School, 4%(1) ..................................          3,500,000          3,500,000

Centennial Tax Exempt Trust


                                                                                                  Face             Value
                                                                                                 Amount          See Note 1
                                                                                              -----------       -----------
INDIANA-(CONTINUED)
IN EDFAU RB, Saroyan Hardwoods, Inc., 4.10%(1) ........................................       $ 1,850,000       $ 1,850,000
IN HFFAU RRB, Sisters of St. Francis Health, Series A, MBIA Insured, 5%, 11/1/98 ......         1,000,000         1,008,864
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 4.22%(1) ..........         3,275,000         3,275,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co. Project, Series A, 3.85%(1) ......        13,000,000        13,000,000
St. Joseph Cnty., IN HA SPO Bonds, Madison Center, Inc. Project, 4.22%(1) .............         6,720,000         6,720,000
St. Joseph Cnty., IN Industrial Educational Facilities RB, Holy Cross College, 4.22%(1)         1,230,000         1,230,000
                                                                                                                -----------
                                                                                                                 39,063,864
                                                                                                                -----------
IOWA-0.3%
Mason City, IA IDV RB, SuperValu Stores, Inc. Project, 4%(1) ..........................         4,900,000         4,900,000
                                                                                                                -----------

KANSAS-0.1%
Olathe, KS Industrial RRB, William F. Bieber Project, 4.15%(1) ........................         1,550,000         1,550,000
Ottawa, KS IDV RB, Laich Industries Project, 4.46%(1) .................................           610,000           610,000
                                                                                                                -----------
                                                                                                                  2,160,000
                                                                                                                -----------
KENTUCKY-1.0%
Jamestown, KY Industrial Building RB, Union Underwear Co., 3.80%(1) ...................         1,000,000         1,000,000
Mayfield, KY Multi-City Lease RB, Kentucky League of Cities Funding Trust, 3.90%(1) ...        15,200,000        15,200,000
                                                                                                                -----------
                                                                                                                 16,200,000
                                                                                                                -----------
LOUISIANA-0.4%
East Baton Rouge Parish, LA IDV Board RRB, La Quinta Motor Inns, Inc., 4.05%(1) .......         1,925,000         1,925,000
Lake Charles, LA Harbor & Terminal District RB, Reynolds Metals Co. Project,
    3.85%, 12/1/98(2) .................................................................         4,085,000         4,085,000
                                                                                                                -----------
                                                                                                                  6,010,000
                                                                                                                -----------
MARYLAND-3.9%
Anne Arundel Cnty., MD ED RB, West Capitol, Series A, 4%(1) ...........................         6,000,000         6,000,000
Hartford Cnty., MD RRB, 1001 Partnership Facility Project, 4.50%(1) ...................         2,350,000         2,350,000
MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
    Series B, 4.50%(1) ................................................................         1,075,000         1,075,000
Montgomery Cnty., MD GOB, Series A, 5%, 5/1/98 ........................................         4,750,000         4,766,637
Montgomery Cnty., MD MH Opportunities Commission RB,
    Grosvenor House Project, Series A, 4.50%(1) .......................................        19,700,000        19,700,000
Montgomery Cnty., MD MH Opportunities Commission RB, Issue A, 3.85%(1) ................        23,800,000        23,800,000
Worcester Cnty., MD RRB, White Marlin Mall Project, 4.20%(1) ..........................         7,650,000         7,650,000
                                                                                                                -----------
                                                                                                                 65,341,637
                                                                                                                -----------

Centennial Tax Exempt Trust


                                                                                            Face            Value
                                                                                           Amount         See Note 1
                                                                                        -----------       -----------
MASSACHUSETTS-1.2%
MA CMWLTH GOB, Series C, 4.05%(1) ...............................................       $14,600,000       $14,600,000
MA HFA RB, SFM, Series 50, 3.90%, 6/1/98 ........................................         5,535,000         5,535,000
North Andover Town, MA Industrial RB, Atlee-Oak Realty Trust of
    Delaware, Inc., 4.33%(1) ....................................................           350,000           350,000
                                                                                                          -----------
                                                                                                           20,485,000
                                                                                                          -----------
MICHIGAN-5.3%
Madison Heights, MI ED RB, Red Roof Inns Project, 3.95%(1) ......................         1,000,000         1,000,000
MI Hospital FAU RRB, Mount Clemens General Hospital, 4.10%(1) ...................         9,520,000         9,520,000
MI Job DAU RB, East Lansing Residence Associates Project, 3.75%(1) ..............         1,900,000         1,900,000
MI Tax & RAN, 4.50%, 9/30/98 ....................................................        76,750,000        77,159,124
                                                                                                          -----------
                                                                                                           89,579,124
                                                                                                          -----------
MINNESOTA- 4.7%
Anoka City, MN MH RB, Walker Plaza, Series B, 4.15%(1) ..........................         1,650,000         1,650,000
Austin, MN IDV RRB, SuperValu Stores, Inc. Project, 4%(1) .......................         4,600,000         4,600,000
Blaine, MN IDV RRB, SuperValu Stores, Inc. Project, 4%(1) .......................         5,500,000         5,500,000
Bloomington, MN POAU Tax RRB, Mall of America Project,
    Series C, FSA Insured, 4.20%(1) .............................................         8,300,000         8,300,000
Burnsville, MN CD RB, SuperValu Stores, Inc. Project, Series 83, 4%(1) ..........         5,500,000         5,500,000
Cloquet, MN Industrial Facilities RB, Potlatch Corp. Projects, Series C, 3.90%(1)         4,500,000         4,500,000
Dakota Cnty., MN MH & Redevelopment Mtg. RB,
    Westwood Ridge Rental Housing Project, Series A, 4.05%(1) ...................         4,100,000         4,100,000
Eden Prairie, MN CD RRB, Lakeview Business Center, 4.05%(1) .....................         2,495,000         2,495,000
Eden Prairie, MN IDV RB, SuperValu Stores, Inc. Project, 4%(1) ..................         1,000,000         1,000,000
Maplewood, MN CD RRB, 5.27%(1) ..................................................           495,000           495,000
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 4.20%(1) ...............         2,750,000         2,750,000
Minneapolis, MN Community Development Agency RRB,
    Heart Institute Foundation Project, 4.15%(1) ................................         2,900,000         2,900,000
Minneapolis, MN RB, Catholic Charities Project, 3.95%(1) ........................         3,000,000         3,000,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 3.80%(1) .............         2,300,000         2,300,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys
    Hospital Health Center, 3.80%(1) ............................................         3,300,000         3,300,000
St. Paul, MN Housing & Redevelopment Authority RB,
    Science Museum of Minnesota, Series B, 4.054%(1) ............................         6,900,000         6,900,000
St. Paul, MN POAU Tax Increment RB,
    Westgate Office & Industrial Center Project, 4.15%(1) .......................        10,300,000        10,300,000

Centennial Tax Exempt Trust


                                                                                     Face             Value
                                                                                    Amount          See Note 1
                                                                                 -----------       -----------
MINNESOTA (CONTINUED)
Stillwater, MN IDV RRB, SuperValu Stores, Inc. Project, 4%(1) ............       $ 5,500,000       $ 5,500,000
Waite Park, MN Housing RRB, Park Meadows Apts. Project, 4.05%(1) .........         3,195,000         3,195,000
                                                                                                   -----------
                                                                                                    78,285,000
                                                                                                   -----------
MISSOURI-3.0%
MO Environmental Improvement & Energy Research Authority PC RB,
    Union Electric Co., Series B, 3.95%, 6/1/98 ..........................        37,975,000        37,975,507
St. Charles Cnty., MO IDV RRB, Remington Apts. Project, 4.50%(1) .........        12,700,000        12,700,000
                                                                                                   -----------
                                                                                                    50,675,507
                                                                                                   -----------
MONTANA-0.8%
Great Falls, MT IDV RRB, SuperValu Stores, Inc. Project, 4%(1) ...........         1,000,000         1,000,000
MT Board Investment RR RB, Colstrip Project, 3.75%(1) ....................         3,000,000         3,000,000
MT Tax & RAN, 4.50%, 6/30/98 .............................................        10,000,000        10,032,645
                                                                                                   -----------
                                                                                                    14,032,645
                                                                                                   -----------

NEBRASKA-0.2%
Norfolk, NE IDV RRB, SuperValu Stores, Inc. Project, 4%(1) ...............         2,800,000         2,800,000
                                                                                                   -----------

NEVADA-1.2%
NV Tax Bonds, Series SG114, 4.05%(1) .....................................        20,350,000        20,350,000
                                                                                                   -----------

NEW JERSEY-0.2%
NJ EDAU Manufacturing Facilities RB, VPR Commerce Center Project, 4.25%(1)         3,700,000         3,700,020
                                                                                                   -----------

NEW YORK-5.8%
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 4%(1) .............           600,000           600,000
Hempstead Town, NY GOB, AMBAC Insured, 5%, 2/15/98 .......................         2,572,000         2,575,293
Jefferson Cnty., NY IDA RB, 3.70%(1) .....................................           500,000           500,000
NY PAU RB, Series SG4, 4.05%(1) ..........................................         2,295,000         2,295,001
NYC GOB, 3.75%, 3/19/98 ..................................................         1,000,000         1,000,000
NYC HDC Multifamily Mortgage RB, James Tower Development,
    Series A, 3.60%(1) ...................................................         3,000,000         3,000,000
NYC Health & Hospital Corp. RB, Series D, 3.50%(1) .......................         1,500,000         1,500,000
NYC IDA Civic Facility RB, Columbia Grammar School Project, 3.60%(1) .....         1,000,000           999,978
NYC IDV RB, Brooklyn Navy Yard Cogeneration, Series A, 4.25%(1) ..........         2,400,000         2,399,946
NYC Trust Cultural Resources RRB, American Museum of Natural History,
    Series A, MBIA Insured, 3.55%(1) .....................................         1,000,000         1,000,000

Centennial Tax Exempt Trust


                                                                                   Face             Value
                                                                                  Amount          See Note 1
                                                                                ----------       -----------
NEW YORK (CONTINUED)
NYC Trust Cultural Resources RRB, American Museum of Natural History,
    Series B, MBIA Insured, 3.55%(1) ...................................       $   600,000       $   600,002
NYS DA COP, Rockefeller University, 3.52%(1) ...........................           500,000           500,012
NYS ERDAUEF RB, L.I. Lighting Co.:
    Series A, 3.97%(1) .................................................           400,000           400,002
    Series B, 3.85%(1) .................................................         1,300,000         1,300,002
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series B, 3.80%, 10/15/98(2) .           700,000           699,812
NYS ERDAUPC RRB, Orange/Rockland Utility Project,
    Series A, AMBAC Insured, 3.55%(1) ..................................         1,400,000         1,399,998
NYS HFA RB, Normandie Court I Project, 4%(1) ...........................         1,000,000           999,997
NYS LGAC RB:
    Series A, 3.50%(1) .................................................         1,900,000         1,899,938
    Series SG100, MBIA Insured, 4.05%, 4/1/98 ..........................        10,420,000        10,420,000
    Series SG99, MBIA Insured, 4.05%, 4/1/98(2) ........................        17,195,000        17,195,000
NYS MCFFA RB, Lenox Hill Hospital Project, Series A, 3.60%(1) ..........           300,000           299,999
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.70%, 1/15/98(2) .....         3,300,000         3,300,000
NYS TBTAU COP, Series A, 4.05%(1) ......................................         9,700,000         9,700,000
Suffolk Cnty., NY IDA RB, Nissequogue Cogeneration Partnership, 3.65%(1)           800,000           800,007
Suffolk Cnty., NY Tax Anticipation Nts., Series RA-1, 4.25%, 8/13/98 ...        32,500,000        32,617,000
                                                                                                 -----------
                                                                                                  98,001,987
                                                                                                 -----------
NORTH CAROLINA-0.3%
NC National Bank Pooled Tax-Exempt Trust COP:
    Series 1990A, 4.25%(1) .............................................         3,830,000         3,830,000
    Series 1990B, 4.25%(1) .............................................         1,815,000         1,815,000
                                                                                                 -----------
                                                                                                   5,645,000
                                                                                                 -----------
NORTH DAKOTA-0.1%
Bismarck, ND IDV RRB, SuperValu Stores, Inc. Project:
    4%(1) ..............................................................         1,500,000         1,500,000
    4.10%(1) ...........................................................           800,000           800,000
                                                                                                 -----------
                                                                                                   2,300,000
                                                                                                 -----------
OHIO-4.0%
Coshocton Cnty., OH Hospital FA RB, Coshocton Cnty.,
    Memorial Hospital Project, 4%(1) ...................................         3,500,000         3,500,000
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.85%, 6/15/98(2) ...         3,855,000         3,855,000
Greene Cnty., OH IDV RRB, SuperValu Holdings, Inc. Project, 4%(1) ......         1,000,000         1,000,000

Centennial Tax Exempt Trust


                                                                                     Face             Value
                                                                                    Amount          See Note 1
                                                                                 -----------       -----------
OHIO (CONTINUED)
Lorain Cnty., OH Hospital Facility RB, Catholic Health Care Partners,
    3.70%, 1/8/98 ........................................................       $20,700,000       $20,700,000
Lucas Cnty., OH IDV RRB, H.H. Motel, Inc. Project, 4%(1) .................         3,105,000         3,105,000
Marion Cnty., OH Hospital RB, Pooled Lease Program:
    4%(1) ................................................................         6,290,000         6,290,000
    4%(1) ................................................................         3,055,000         3,055,000
Miami Valley, OH Tax-Exempt Mortgage Trust RB, Series 86, 4.88%,
    10/15/98(2) ..........................................................         2,730,000         2,730,000
OH Water DAU PC Facilities RRB, Duquesne Project,
    Series A, 3.85%, 11/18/98 ............................................        14,955,000        14,955,000
Scioto Cnty., OH Health Care Facilities RB,
    Hill View Retirement Center, 3.85%, 6/1/98(2) ........................         2,735,000         2,735,000
Toledo, OH City Services SPAST Nts., 4%(1) ...............................         2,720,000         2,720,000
Warren Cnty., OH IDV RRB, Liquid Container Project, 4.10%(1) .............         1,670,000         1,670,000
                                                                                                   -----------
                                                                                                    66,315,000
                                                                                                   -----------
OKLAHOMA-0.9%
Claremore, OK Industrial & Redevelopment Authority RRB,
    Worthington Cylinder Project, 4.05%(1) ...............................         2,215,000         2,215,000
Cleveland Cnty., OK Public Facilities RB, Hunt Development Project,
    Series A, 3.90%(1) ...................................................         1,000,000         1,000,000
Mid-West, OK Tax-Exempt Mortgage Board Trust RB, 3.85%(1) ................           790,000           790,000
OK Water Resource Board State Loan Program RB, 3.75%, 3/2/98 .............         4,340,000         4,340,000
Tulsa, OK Industrial Authority RB, 3.66%(1) ..............................         6,500,000         6,500,000
                                                                                                   -----------
                                                                                                    14,845,000
                                                                                                   -----------
OREGON-0.6%
Hillsboro, OR RB, Oregon Graduate Institute, 4.05%(1) ....................         6,500,000         6,500,000
OR Economic & IDV Commission RB, Eagle-Picher Industries Project, 3.80%(1)         3,600,000         3,600,000
                                                                                                   -----------
                                                                                                    10,100,000
                                                                                                   -----------
PENNSYLVANIA-1.9%
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 4.10%(1) ........         3,000,000         3,000,000
Montgomery Cnty., PA IDAU RB, Quaker Chemical Corp. Project, 3.85%(1) ....         1,600,000         1,600,000
PA HEFAU RB, Council Independent Colleges:
    Series A3, 4.75%, 4/1/98(2) ..........................................         2,600,000         2,604,961
    Series A4, 4.75%, 4/1/98 .............................................         1,200,000         1,202,289
PA Higher Education University Funding Obligations RB,
    Temple University, 4.75%, 5/18/98(2) .................................        16,000,000        16,049,079
Philadelphia, PA Tax & RAN, Series A, 4.50%, 6/30/98 .....................         8,000,000         8,018,962
                                                                                                   -----------
                                                                                                    32,475,291
                                                                                                   -----------

Centennial Tax Exempt Trust


                                                                                               Face              Value
                                                                                              Amount           See Note 1
                                                                                            -----------       -----------
SOUTH CAROLINA-2.6%
Charleston Center Tax-Exempt Bonds:
    Grantor Trust No. 2, 3.90%, 5/1/98(2) ...........................................       $ 4,407,500       $ 4,407,500
    Grantor Trust No. 3, 3.75%, 7/1/98(2) ...........................................         9,452,500         9,452,500
    Grantor Trust No. 6, 3.80%, 4/1/98(2) ...........................................         8,075,000         8,075,000
Dorchester Cnty., SC PC Facilities RRB, The BOC Group, Inc. Project, 4%(1) ..........         3,500,000         3,500,000
SC Educational FA RB, Private Nonprofit Institutions-Morris College Project, 4.05%(1)         3,000,000         3,000,000
SC Jobs & EDAU Hospital Facility RRB, Wellman, Inc. Project, 4.10%(1) ...............         1,000,000         1,000,000
SC Public Service Authority RB, Series 182, MBIA Insured, 4.05%(1) ..................        14,200,000        14,200,000
                                                                                                              -----------
                                                                                                               43,635,000
                                                                                                              -----------
SOUTH DAKOTA-2.2%
Grant Cnty., SD PC RRB, Otter Tail Power Co. Project, 4.20%(1) ......................        10,400,000        10,400,000
SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 4.20%(1) ........        22,000,000        22,000,000
Watertown, SD IDV RRB, SuperValu Stores, Inc. Project, 4.10%(1) .....................         3,900,000         3,900,000
                                                                                                              -----------
                                                                                                               36,300,000
                                                                                                              -----------
TENNESSEE-2.1%
Clarksville, TN Public Building Authority RB,
    Pooled Financing-Tennessee Municipal Bond Fund, 4%(1) ...........................        10,100,000        10,100,000
Dayton, TN IDV Board RRB, La-Z-Boy Chair Co. Project, 4%(1) .........................         4,350,000         4,350,000
Fayetteville & Lincoln, TN IDV Board RB, V.A.W. of America, 4.20%(1) ................         2,000,000         2,000,000
Knox Cnty., TN IDV Board RB, Weisgarber Partners, FGIC Insured, 3.95%(1) ............         3,000,000         3,000,000
Nashville & Davidson Cnty. Metropolitan Government, TN Educational &
    HF Board RB, Vanderbilt University Project, Series 1985B, 3.95%, 5/1/98(2) ......         2,500,000         2,500,000
Nashville & Davidson Cnty. Metropolitan Government, TN MH RB,
    Arbor Crest Project, Series B, 4%(1) ............................................         3,550,000         3,550,000
Rutherford Cnty., TN IDV Board Industrial Building RB,
    Derby Industries, Inc. Project, 4.10%(1) ........................................         1,345,000         1,345,000
TN GOB, 5%, 5/1/98(2) ...............................................................         8,640,000         8,670,243
                                                                                                              -----------
                                                                                                               35,515,243
                                                                                                              -----------
TEXAS-17.2%
Greater East TX HEAU RRB, Student Loans, Series A, 3.85%, 5/1/98 ....................         4,700,000         4,700,000
Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 3.80%, 6/1/98(2) .........         8,065,000         8,065,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 4.05%(1) ....         7,475,000         7,475,000
Harris Cnty., TX Tax Anticipation Nts., 4.25%, 2/27/98 ..............................        75,000,000        75,061,329
Harris Cnty., TX Toll Road COP, 3.97%(1) ............................................         9,500,000         9,500,000

Centennial Tax Exempt Trust


                                                                                 Face               Value
                                                                                Amount            See Note 1
                                                                              ------------       ------------
TEXAS (CONTINUED)
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project-Standard Oil Co.,
    3.75%, 3/1/98(2) ..................................................       $ 20,000,000       $ 20,000,000
Houston, TX WSS RB, Series SG120, 4.05%(1) ............................         37,600,000         37,600,000
San Antonio, TX Electric & Gas RRB, Series SG105, 3.60%(1) ............         20,000,000         20,000,000
Travis Cnty., TX Housing Finance Corp. MH RB, Bent Oaks Apts., 4.05%(1)          4,400,000          4,400,000
TX Tax & RAN, Series A, 4.75%, 8/31/98 ................................         81,800,000         82,498,656
TX TUAU RB, Dallas Northtollway, Series SG70, 4.05%(1) ................         15,325,000         15,325,000
Yoakum Cnty., TX IDV PC RB, Amoco Project, 3.75%, 5/1/98(2) ...........          5,265,000          5,265,000
                                                                                                 ------------
                                                                                                  289,889,985
                                                                                                 ------------
UTAH-1.0%
UT GOB, 5%, 7/1/98 ....................................................          7,600,000          7,645,424
UT HFA MH RRB, Candlestick Apts. Project, 4%(1) .......................          6,400,000          6,400,000
Weber Cnty., UT IDV RRB, Parker Properties, Inc. Project, 4%(1) .......          2,600,000          2,600,000
                                                                                                 ------------
                                                                                                   16,645,424
                                                                                                 ------------
VERMONT-0.3%
VT Educational & Health Buildings Financing Agency RB,
    Middlebury College Project, Series 1988A, 3.95%, 5/1/98(2) ........          4,700,000          4,700,000
VT IDAU RB, Sherbern Corp., Series 1998, 4.16%(1) .....................          1,005,000          1,005,000
                                                                                                 ------------
                                                                                                    5,705,000
                                                                                                 ------------
WASHINGTON-1.5%
Port Longview, WA IDV RB, Longview Fibre Co. Project, 4.05%(1) ........          5,000,000          5,000,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries:
    Lot 1, 4%(1) ......................................................          1,010,000          1,010,000
    Lot 2, 4%(1) ......................................................          1,725,000          1,725,000
Seattle, WA IDV Corp. RB, 4%(1) .......................................          4,500,000          4,500,000
WA GORB, Series 1995C, 4.05%(1) .......................................         13,100,000         13,100,000
                                                                                                 ------------
                                                                                                   25,335,000
                                                                                                 ------------

Centennial Tax Exempt Trust


                                                                             Face                   Value
                                                                            Amount                See Note 1
                                                                        ---------------         ---------------

WEST VIRGINIA-0.3%
Beckley, WV RAN, Series A, 4.15%(1) .............................       $     1,500,000         $     1,500,000
Cabell Cnty., WV BOE GOB, MBIA Insured, 8%, 5/1/98 ..............             2,625,000               2,659,362
                                                                                                ---------------
                                                                                                      4,159,362
                                                                                                ---------------
WYOMING-0.2%
Uinta Cnty., WY PC RB, AMOCO Standard Oil Co. of Indiana Project,
    3.85%, 12/1/98(2) ...........................................             3,000,000               3,000,000
                                                                                                ---------------

U.S. POSSESSIONS-3.8%
PR CMWLTH Tax & RAN, Series A, 4.50%, 7/30/98 ...................            64,000,000              64,270,487
                                                                                                ---------------

Total Investments, at Value .....................................                 105.7%          1,778,250,852
Liabilities in Excess of Other Assets ...........................                  (5.7)            (95,621,624)
                                                                                   ----         ---------------
Net Assets ......................................................                 100.0%        $ 1,682,629,228
                                                                                  =====         ===============

Centennial Tax Exempt Trust


To simplify the listing of securities, abbreviations are used per the table below:

BOE--Board of Education                                         IDA--Industrial Development Agency
CD--Commercial Development                                      IDAU--Industrial Development Authority
CDC--Community Development Corp.                                LGAC--Local Government Assistance Corp.
CMWLTH--Commonwealth                                            L.I.--Long Island
COP--Certificates of Participation                              MCFFA--Medical Care Facilities Finance Agency
DA--Dormitory Authority                                         MH--Multifamily Housing
DAU--Development Authority                                      MTAU--Metropolitan Transportation Authority
ED--Economic Development                                        MUD--Municipal Utility District
EDAU--Economic Development Authority                            NYC--New York City
EDFAU--Economic Development Finance Authority                   NYS--New York State
ERDAUEF--Energy Research & Development                          PAU--Power Authority
  Authority Electric Facilities                                 PC--Pollution Control
ERDAUPC--Energy Research & Development                          PCFAU--Pollution Control Finance Authority
  Authority Pollution Control                                   POAU--Port Authority
FA--Facilities Authority                                        PPA--Public Power Agency
FAU--Finance Authority                                          RA--Redevelopment Agency
GOB--General Obligation Bonds                                   RAN--Revenue Anticipation Nts.
GORB--General Obligation Refunding Bonds                        RB--Revenue Bonds
HA--Hospital Authority                                          RR--Resource Recovery
HAU--Housing Authority                                          RRB--Revenue Refunding Bonds
HDAU--Hospital Development Authority                            SCDAU--Statewide Communities Development
HDC--Housing Development Corp.                                    Authority
HEAU--Higher Education Authority                                SFM--Single Family Mortgage
HEFAU--Higher Educational Facilities Authority                  SPAST--Special Assessment
HF--Health Facilities                                           SPO--Special Obligations
HFA--Housing Finance Agency                                     SWD--Solid Waste Disposal
HFAU--Health Facilities Authority                               TBTAU--Triborough Bridge & Tunnel Authority
HFFAU--Health Facilities Finance Authority                      TUAU--Turnpike Authority
IDV--Industrial Development                                     WSS--Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2.   Put obligation redeemable at full face value on the date reported.

3. Security issued in exempt transaction without registration under the Securities Act of 1933. Such securities amount to $9,400,000, or 0.56% of the Trust's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.



See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1997 (Unaudited)
Centennial Tax Exempt Trust


ASSETS:
Investments, at value ........................................       $ 1,778,250,852
Cash .........................................................               488,010
Receivables:
  Shares of beneficial interest sold .........................            34,135,388
  Interest ...................................................            14,920,056
Other ........................................................             1,362,739
                                                                     ---------------
    Total assets .............................................         1,829,157,045
                                                                     ---------------

LIABILITIES:
Payables and other liabilities:
  Investments purchased ......................................           117,147,000
  Shares of beneficial interest redeemed .....................            28,738,957
  Service plan fees ..........................................               163,741
  Transfer and shareholder servicing agent fees ..............               121,256
  Dividends ..................................................                22,849
  Trustees' fees .............................................                 1,159
  Other ......................................................               332,855
                                                                     ---------------
    Total liabilities ........................................           146,527,817
                                                                     ---------------

NET ASSETS ...................................................       $ 1,682,629,228
                                                                     ===============

COMPOSITION OF NET ASSETS:
Paid-in capital ..............................................       $ 1,682,671,711
Accumulated net realized loss on investment transactions .....               (42,483)
                                                                     ---------------

NET ASSETS-applicable to 1,682,687,678 shares of beneficial
    interest outstanding .....................................       $ 1,682,629,228
                                                                     ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $          1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1997 (Unaudited) Centennial Tax Exempt Trust


INVESTMENT INCOME-Interest .........................       $ 34,461,749
                                                           ------------

EXPENSES:
Management fees-Note 3 .............................          3,820,848
Service plan fees-Note 3 ...........................          1,803,915
Transfer and shareholder servicing agent fees-Note 3            440,853
Custodian fees and expenses ........................             79,456
Shareholder reports ................................             64,999
Registration and filing fees .......................             40,182
Legal and auditing fees ............................             18,378
Trustees' fees and expenses ........................             10,449
Insurance expenses .................................              6,342
Other ..............................................                800
                                                           ------------
Total expenses .....................................          6,286,222
                                                           ------------

NET INVESTMENT INCOME ..............................         28,175,527
                                                           ------------
NET REALIZED LOSS ON INVESTMENTS ...................            (28,847)
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 28,146,680
                                                           ============

===============================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Six Months Ended
                                                                  December 31, 1997      Year Ended
                                                                    (Unaudited)         June 30, 1997
                                                                  -----------------    ---------------
OPERATIONS:
Net investment income .......................................     $    28,175,527      $    46,978,389
Net realized gain (loss) ....................................             (28,847)             116,199
                                                                  ---------------      ---------------
Net increase in net assets resulting from operations ........          28,146,680           47,094,588
                                                                  ---------------      ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .................         (28,294,290)         (47,224,231)
                                                                  ---------------      ---------------

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
    transactions-Note 2 .....................................          34,030,709          222,881,798
                                                                  ---------------      ---------------

NET ASSETS:
Total increase ..............................................          33,883,099          222,752,155
Beginning of period .........................................       1,648,746,129        1,425,993,974
                                                                  ---------------      ---------------
End of period ...............................................     $ 1,682,629,228      $ 1,648,746,129
                                                                  ===============      ===============




See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust

                                                 Six Months
                                                 Ended
                                                 December 31,
                                                 (Unaudited)                           Year Ended June 30,
                                                 -------------  -------------------------------------------------------------------
                                                 1997             1997           1996           1995           1994            1993
                                                 ----             ----           ----           ----           ----            ----
PER SHARE OPERATING DATA:
Net asset value, beginning
    of period .................................   $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
Income from investment
    operations-net investment
    income and net realized gain ..............     .02            .03            .03            .03            .02            .02
Dividends and distributions to shareholders ...    (.02)          (.03)          (.03)          (.03)          (.02)          (.02)
                                                  -----          -----           ----          -----          -----          -----
Net asset value, end of period ................   $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                                  =====          =====           ====          =====          =====          =====
TOTAL RETURN, AT
    NET ASSET VALUE(1) ........................    1.60%          3.01%          3.16%          3.17%          1.90%          2.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .......  $1,683         $1,649         $1,426         $1,315         $1,039           $981
Average net assets (in millions) ..............  $1,791         $1,591         $1,473         $1,127         $1,057           $977
Ratios to average net assets:
Net investment income .........................    3.12%(2)       2.95%          3.12%          3.13%          1.87%          2.08%
Expenses(3) ...................................    0.70%(2)       0.72%          0.72%          0.73%          0.76%          0.76%



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2.   Annualized.

3. Beginning in the fiscal year ended June 30, 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Tax Exempt Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from Federal income taxes that is consistent with low capital risk and the maintenance of liquidity by investing in short-term municipal securities. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes-The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended December 31, 1997              Year Ended June 30, 1997
                                 ----------------------------------        --------------------------------
                                    Shares                Amount             Shares               Amount
                                 -------------         ------------        ----------           ----------
Sold ......................       2,607,653,057      $ 2,607,653,057        4,793,933,452      $ 4,793,933,452
Dividends and distributions
  reinvested ..............          29,414,712           29,414,712           45,861,059           45,861,059
Redeemed ..................      (2,603,037,060)      (2,603,037,060)      (4,616,912,713)      (4,616,912,713)
                                ---------------      ---------------      ---------------      ---------------
Net increase ..............          34,030,709      $    34,030,709          222,881,798      $   222,881,798
                                ===============      ===============      ===============      ===============

Centennial Tax Exempt Trust


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.40% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.35% of the next $500 million of net assets and 0.325% of net assets in excess of $2 billion. Until Trust net assets reach $1.5 billion, the annual fee payable to the Manager will be reduced by $100,000.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1997, the Trust paid $3,261 broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

CENTENNIAL TAX EXEMPT TRUST

         Officers and Trustees
         James C. Swain, Chairman
            and Chief Executive Officer
         Bridget A. Macaskill, Trustee and President
         Robert G. Avis, Trustee
         William A. Baker, Trustee
         Charles Conrad, Jr., Trustee
         Jon S. Fossel, Trustee
         Sam Freedman, Trustee
         Raymond J. Kalinowski, Trustee
         C. Howard Kast, Trustee
         Robert M. Kirchner, Trustee
         Ned M. Steel, Trustee
         George C. Bowen, Trustee, Vice President,
            Treasurer and Assistant Secretary
         Andrew J. Donohue, Vice President
            and Secretary
         Michael A. Carbuto, Vice President
         Robert J. Bishop, Assistant Treasurer
         Scott T. Farrar, Assistant Treasurer
         Robert G. Zack, Assistant Secretary

         Investment Advisor and Distributor
         Centennial Asset Management Corporation

         Transfer and Shareholder Servicing Agent
         Shareholder Services, Inc.

         Custodian of Portfolio Securities
         Citibank, N.A.

         Independent Auditors
         Deloitte & Touche LLP

         Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.

         The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

         This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

         For shareholder servicing call:
         1-800-525-9310 (in U.S.)
         303-671-3200 (outside U.S.)

         Or write:
         Shareholder Services, Inc.
         P.O. Box 5143
         Denver, CO 80217-5143


RS0160.001.1297         [RECYCLE LOGO] Printed on recycled paper



1997 SEMIANNUAL REPORT




CENTENNIAL
TAX EXEMPT
TRUST


DECEMBER 31, 1997